CONTINGENCIES, COMMITMENTS AND RESPONSIBILITIES (Details 3)	12 Months Ended
Dec. 31, 2017
Consorcio Nacional de Seguros S.A. [Member]
Disclosure of subsidiaries [line items]
From date	Apr. 15, 2017
End date	Apr. 14, 2018
Amount	(a) 60,000 and
(b) 500

Beneficary	CorpBanca Corredora de Seguros
Consorcio Nacional de Seguros S.A. 1 [Member]
Disclosure of subsidiaries [line items]
From date	Apr. 15, 2017
End date	Apr. 14, 2018
Amount	(a) 60,000 and
(b) 500

Beneficary	Itaú Corredora de Seguros.
Itau Chile [Member]
Disclosure of subsidiaries [line items]
From date	Jun. 30, 2017
End date	Apr. 22, 2017
Amount	16,000
Beneficary	Bolsa Electrónica de Chile
Mapfre Compania de Seguros S.A [Member]
Disclosure of subsidiaries [line items]
From date	Jun. 30, 2017
End date	Apr. 22, 2017
Amount	4,000
Beneficary	Bolsa de Comercio de Santiago
Orion Seguros Generales S.A. [Member]
Disclosure of subsidiaries [line items]
From date	May 01, 2017
End date	Apr. 30, 2017
Amount	5,000 and 10,000
Beneficary	Bolsa Electronica de Chile
Itau Chile [Member]
Disclosure of subsidiaries [line items]
From date	Apr. 20, 2017
End date	Apr. 20, 2018
Amount	10.000
Beneficary	Itaú Chile